Long-Term Debt And Short-Term Borrowings (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2012		Nov. 30, 2011
Debt Outstanding [Line Items]
Total Debt	$ 8,902	[1]	$ 9,353	[1]
Less short-term borrowings	(56)	[1]	(281)	[1]
Less current portion of long-term debt	(1,678)	[1]	(1,019)	[1]
Total Long-term Debt	7,168	[1]	8,053	[1]
Export Credit Facilities Fixed Rate Export Credit Facilities Bearing Interest At 4.2 % To 5.5 % Due Through 2020
Debt Outstanding [Line Items]
Unsecured long-term debt	2,009	[1],[2]	2,340	[1],[2]
Export Credit Facilities Euro fixed rate export credit facilities, bearing interest at 3.8% to 4.5%, due through 2025
Debt Outstanding [Line Items]
Unsecured long-term debt	423	[1],[2]	470	[1],[2]
Export Credit Facilities Floating Bearing Interest At LIBOR Plus 1.3% to 1.6% (1.9% to 2.0%), Due Through 2024
Debt Outstanding [Line Items]
Unsecured long-term debt	1,303	[1],[3]	872	[1],[3]
Export Credit Facilities Euro Floating Rate Bearing Interest At EURIBOR plus 0.2% to 1.0% (0.4% to 2.0%), Due Through 2026
Debt Outstanding [Line Items]
Unsecured long-term debt	1,516	[1],[2],[4]	1,314	[1],[2],[4]
Bank Loans Fixed Rate Bank Loans Bearing Interest At 3.5 % To 4.4 % Due through 2015
Debt Outstanding [Line Items]
Unsecured long-term debt	650	[1],[2],[5],[6]	850	[1],[2],[5],[6]
Bank Loans Euro Fixed Rate Bank Loans Bearing Interest At 3.9% Due In 2021
Debt Outstanding [Line Items]
Unsecured long-term debt	296	[1],[2]	350	[1],[2]
Bank Loans Floating Rate Bearing Interest At LIBOR plus 0.7% to 1.0% (1.0% to 1.3%), Due Through 2016
Debt Outstanding [Line Items]
Unsecured long-term debt	700	[1],[2],[6]	500	[1],[2],[6]
Bank Loans Euro Floating Rate Bearing Interest At EURIBOR plus 0.6% (0.8%), Due in 2014
Debt Outstanding [Line Items]
Unsecured long-term debt	132	[1],[2]	135	[1],[2]
Private Placement Notes Fixed rate notes, bearing interest at 5.9% to 6.0%, due through 2016
Debt Outstanding [Line Items]
Unsecured long-term debt	116	[1]	121	[1]
Private Placement Notes Euro fixed rate notes, bearing interest at 6.9% to 7.3%, due through 2018
Debt Outstanding [Line Items]
Unsecured long-term debt	185	[1],[2]	247	[1],[2]
Publicly-Traded Notes Fixed rate notes, bearing interest at 6.7% to 7.2%, due through 2028
Debt Outstanding [Line Items]
Unsecured long-term debt	517	[1]	528	[1]
Publicly Traded Notes Euro fixed rate notes, bearing interest at 4.3%, due in 2013
Debt Outstanding [Line Items]
Unsecured long-term debt	971	[1]	997	[1]
Publicly-Traded Notes Sterling fixed rate notes, bearing interest at 5.6%, due in 2012
Debt Outstanding [Line Items]
Unsecured long-term debt			314	[1]
Other
Debt Outstanding [Line Items]
Unsecured long-term debt	28	[1]	34	[1]
Commercial Paper With Aggregate Weighted Average Interest Rate Of 0.3%
Debt Outstanding [Line Items]
Unsecured Short-Term Debt			162	[1]
Euro Bank Loans With Aggregate Weighted Average Interest Rate Of 1.7%
Debt Outstanding [Line Items]
Unsecured Short-Term Debt	$ 56	[1]	$ 119	[1]

[1]	All interest rates are as of the latest balance sheet date for which there is an outstanding debt balance. The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2012, 58% and 42% of our debt was U.S. dollar and euro-denominated, respectively, and at November 30, 2011, 56%, 41% and 3% of our debt was U.S. dollar, euro and sterling-denominated, respectively, including the effect of foreign currency swaps. Substantially all of our fixed rate debt can only be called or prepaid by incurring significant costs. In addition, substantially all of our debt agreements, including our main revolving credit facility, contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders' equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 11) could become due, and all debt and derivative contracts could be terminated. At November 30, 2012, we believe we were in compliance with all of our debt covenants.
[2]	Includes $3.8 billion of debt whose interest rates, and in the case of our main revolver its commitment fees, would increase upon certain downgrades in the long-term senior unsecured credit ratings of Carnival Corporation or Carnival plc.
[3]	In 2012, we borrowed $560 million under an unsecured export credit facility, the proceeds of which were used to pay for a portion of Carnival Breeze's purchase price and is due in semi-annual installments through May 2024.
[4]	In 2012, we borrowed $383 million under an unsecured euro-denominated export credit facility, the proceeds of which were used to pay for a portion of AIDAmar's purchase price and is due in semi-annual installments through May 2024.
[5]	Includes a $150 million bank loan that currently carries a fixed interest rate. However, the loan can be converted to a floating interest rate at the option of the lenders.
[6]	In 2012, we borrowed $200 million under a bank loan, which is due in 2014. This bank loan was used to repay an existing $200 million unsecured fixed rate bank loan at maturity in 2012.